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                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com

August 27, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re: Northern Funds (the "Trust")
              (File Nos. 33-73404 and 811-8236)

Ladies and Gentlemen:

          Pursuant to Rule 497(j) of the Securities Act of 1933, as amended and on behalf of the Trust, please accept this letter as certification that the Trust's Prospectus for the Multi-Manager Large Cap Fund, dated August 22, 2007, does not differ from that contained in Post-Effective Amendment No. 57 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on August 13, 2007 (Accession No. 0000950137-07-012261).

          Questions and comments may be directed to the undersigned at (215) 988-1146.

                                        Sincerely yours,


                                        /s/ Diana E. McCarthy
                                        ---------------------
                                        Diana E. McCarthy

Enclosures

cc: Craig Carberry
    Lori O' Shaughnessy